CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)		11 Months Ended	12 Months Ended
		Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
Continuing operations
Exploration and evaluation expenses		$ (2,328,386)	$ (2,826,397)	$ (6,189,159)
Research and development costs		(240,000)	(5,600,653)	(1,079,109)
Corporate and administrative expenses		(852,944)	(3,990,672)	(3,056,249)
Business development expenses		(581,200)	(2,654,420)	(3,205,162)
Share-based payment expenses		(4,084,764)	(2,589,413)	(8,340,328)
Finance income		5,075	494,469	401,045
Finance costs		(7,492)	(88,138)	(52,275)
Other income and expenses		(5,141,126)	(189,530)	0
Loss before income tax		(13,230,837)	(17,444,754)	(21,521,237)
Income tax expense		0	0	0
Loss for the year		(13,230,837)	(17,444,754)	(21,521,237)
Loss attributable to shareholders of IperionX Limited		(13,230,837)	(17,444,754)	(21,521,237)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation into presentation currency		(2,419)	(411,913)	(593,912)
Other comprehensive loss for the year, net of tax		(2,419)	(411,913)	(593,912)
Total comprehensive loss for the year		(13,233,256)	(17,856,667)	(22,115,149)
Total comprehensive loss attributable to shareholders of IperionX Limited		$ (13,233,256)	$ (17,856,667)	$ (22,115,149)
Basic loss per share (in dollars per share)	[1]	$ (0.19)	$ (0.11)	$ (0.16)
Diluted loss per share (in dollars per share)	[1]	$ (0.19)	$ (0.11)	$ (0.16)

[1]	Basic and diluted loss per share for the comparative period from July 20, 2020 to June 30, 2021 have been revised. Refer to Note 1(a) for further information.